Vanguard International Dividend Appreciation Index Fund
Vanguard International High Dividend Yield Index Fund
Supplement Dated July 19, 2021, to the Prospectuses and Summary Prospectuses Dated February 26, 2021
Important Changes to Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund
Vanguard International Dividend Appreciation Index Fund
Effective immediately, Scott E. Geiger has been named as a co-portfolio manager of Vanguard International Dividend Appreciation Index Fund. He replaces Justin E. Hales, who had previously co-managed the Fund, and joins Michael Perre, who will continue to co-manage the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Vanguard International High Dividend Yield Index Fund
Effective immediately, Aaron Choi has been named as a co-portfolio manager of Vanguard International High Dividend Yield Index Fund. He replaces Justin E. Hales, who had previously co-managed the Fund, and joins Michael Perre, who will continue to co-manage the Fund. The Fund’s investment objectives, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces Justin E. Hales under the heading “Investment Advisor” in the Fund Summary or ETF Summary section for Vanguard International Dividend Appreciation Index Fund:
Scott E. Geiger, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since July 2021.
The following replaces Justin E. Hales under the heading “Investment Advisor” in the Fund Summary or ETF Summary section for Vanguard International High Dividend Yield Index Fund:
Aaron Choi, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since July 2021.

Prospectus Text Changes
The following replaces Justin E. Hales under the heading “Investment Advisor” in the More on the Funds or More on the Funds and ETF Shares section:
Scott E. Geiger, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2006; has worked in investment management since 2008; has managed investment portfolios since 2013; and has co-managed the International Dividend Appreciation Index Fund since July 2021. Education: B.S., Millersville University.
Aaron Choi, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2011; has worked in investment management since 2015; and has co-managed the International High Dividend Yield Index Fund since July 2021. Education: B.S Pennsylvania State University.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PMH 072021
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Vanguard Whitehall Funds

Supplement Dated July 19, 2021, to the Statement of Additional Information Dated February 26, 2021
Important Changes to Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund
Vanguard International Dividend Appreciation Index Fund
Effective immediately, Scott E. Geiger has been named as a co-portfolio manager of Vanguard International Dividend Appreciation Index Fund. He replaces Justin E. Hales, who had previously co-managed the Fund, and joins Michael Perre, who will continue to co-manage the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Vanguard International High Dividend Yield Index Fund
Effective immediately, Aaron Choi has been named as a co-portfolio manager of Vanguard International High Dividend Yield Index Fund. He replaces Justin E. Hales, who had previously co-managed the Fund, and joins Michael Perre, who will continue to co-manage the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table replace those under the sub-heading “1. Other Accounts Managed” on page B-56:
The following table provides information relating to the other accounts managed by the portfolio managers of the Funds as of the fiscal year ended October 31, 2020 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Aaron Choi[1]	Registered investment companies[2]	1	$3B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
William Coleman	Registered investment companies[3]	54	$949B	0	$0
	Other pooled investment vehicles	1	$8.1B	0	$0
	Other accounts	0	$0	0	$0
Gerard C. O’Reilly	Registered investment companies[3]	18	$1.5B	0	$0
	Other pooled investment vehicles	1	$355M	0	$0
	Other accounts	0	$0	0	$0
Joshua C. Barrickman	Registered investment companies[4]	23	$959B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Scott E. Geiger[5]	Registered investment companies[6]	3	$36B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Antonio Picca	Registered investment companies[7]	8	$3.6B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Michael Perre	Registered investment companies[8]	7	$590B	0	$0

Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Choi began co-managing Vanguard International High Dividend Yield Index Fund on July 19, 2021.
2 Information provided as of May 31, 2021, and includes Vanguard International High Dividend Yield Index Fund.
3 Includes Vanguard High Dividend Yield Index Fund which held assets of $34 billion as of October 31, 2020.
4 Includes Vanguard Emerging Markets Government Bond Index Fund which held assets of $2.1 billion as of October 31, 2020.
5 Mr. Geiger began co-managing Vanguard International Dividend Appreciation Index Fund on July 19, 2021.
6 Information provided as of May 31, 2021, and includes Vanguard International Dividend Appreciation Index Fund which held assets of $4 billion as of May 31, 2021.
7 Includes Vanguard Global Minimum Volatility Fund which held assets of $3.2 billion as of October 31, 2020.
8 Includes Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund which collectively held assets of $4.3 billion as of October 31, 2020.
Within the same section, the following text replaces similar text under the sub-heading “4. Ownership of Securities” on page B-58:
 As of October 31, 2020, Mr. Picca owned shares of Vanguard Global Minimum Volatility Fund within the $50,001--$100,000 range. As of the same date, none of Mr. Coleman, Mr. O’Reilly, Mr. Barrickman, or Mr. Perre owned any shares of the Funds they managed.
As of May 31, 2021, neither Mr. Choi nor Mr. Geiger owned any shares of the Funds they managed.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 0934E 072021